Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2023-11-30
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	We have adopted a clawback policy effective as of November 3, 2023, that complies with Nasdaq Listing Rule 5608 and Rule 10D-1 under the Exchange Act. Under this policy, in the event the Company is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the securities laws, including any restatement to correct an error that is material to previously issued financial statements or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period, the Company will recover reasonably promptly, regardless of fault or misconduct, the amount of erroneously awarded incentive-based compensation received by current and former executive officers during the three completed fiscal years immediately preceding the date on which the Company is required to prepare the restatement. The recoverable amount is the excess of the incentive-based compensation received over the amount that would have been received had it been determined based on the restated amounts.

Additionally, the Sarbanes-Oxley Act of 2002 subjects incentive-based compensation and stock sale profits of our CEO and CFO to forfeiture in the event of an accounting restatement resulting from any non-compliance, as a result of their misconduct, with any financial reporting requirement under securities laws.